Related party balances and transactions - Movement of allowance for doubtful accounts receivables generated from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party balances and transactions
Beginning of the year	¥ 4,271	¥ 9,276	¥ 13,232
Provision of allowance for credit loss	43,441
Reversal of allowance for credit loss	(12,244)	(5,005)	(3,956)
End of the year	¥ 35,468	¥ 4,271	¥ 9,276